Property and Equipment (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment
Property and equipment, gross			$ 4,275,497	$ 4,135,460
Less accumulated depreciation and amortization			(3,932,438)	(3,225,659)
Property and equipment, net	593,967		343,059	909,801
Depreciation and amortization expense	184,868	546,763	706,779	787,522
Laboratory equipment
Property and Equipment
Property and equipment, gross			1,853,685	1,853,685
Computers and software
Property and Equipment
Property and equipment, gross			509,109	416,606
Office equipment and furniture
Property and Equipment
Property and equipment, gross			193,781	185,044
Leasehold improvements
Property and Equipment
Property and equipment, gross			$ 1,718,922	$ 1,680,125